Income Taxes Components of Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax, Components of Income Tax Expense (Benefit [Line Items]
Total income tax	$ 10.5	$ 1.8	$ 23.3
Successor
Income Tax, Components of Income Tax Expense (Benefit [Line Items]
U.S. federal	0	0	0
U.S. state and local	1.2	0.8	0
Total income tax	1.2	0.8	0
Predecessor
Income Tax, Components of Income Tax Expense (Benefit [Line Items]
U.S. federal	7.5	(1.1)	21.4
U.S. state and local	1.8	2.1	1.9
Total income tax	$ 9.3	$ 1.0	$ 23.3